COMMITMENTS - Contractual Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Commitments [Abstract]
Purchase obligations	$ 99.6	$ 120.3
Capital expenditure obligations	426.2	400.6
Lease obligations	80.3	72.4
Contractual Obligation	$ 606.1	$ 593.3